Organization (Details)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Conventional Real Estate Operations [Member] Units Property	Dec. 31, 2012 Affordable Real Estate Operations [Member] Units Property	Dec. 31, 2012 Consolidated Properties [Member] Conventional Real Estate Operations [Member] Units Property	Dec. 31, 2012 Consolidated Properties [Member] Affordable Real Estate Operations [Member] Property Units
Organization
Common partnership units and equivalents of the Aimco Operating Partnership outstanding	153,569,090
Aimco's ownership interest in AIMCO Properties, L.P.	94.80%
Shares of common stock outstanding	145,563,903	120,916,294
Number of owned real estate properties in segments			175	90	171	72
Number of units in owned real estate properties in segments			55,879	12,098	55,737	10,370
Percentage of proportionate property net operating income generated by segment			90.00%	10.00%